Investments: Investments in Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Debt Securities, Amortized Cost Basis	$ 10,650	$ 11,037
Debt securities, available for sale, at fair value	10,667	10,539
US Government Agencies Debt Securities
Available-for-sale Debt Securities, Amortized Cost Basis	9,052	9,063
Available-for-sale Debt Securities Gross Unrealized Gain	5	5
Available-for-sale Debt Securities, Gross Unrealized Loss	(103)	(638)
Debt securities, available for sale, at fair value	8,954	8,430
Residential Mortgage Backed Securities
Available-for-sale Debt Securities, Amortized Cost Basis	1,598	1,974
Available-for-sale Debt Securities Gross Unrealized Gain	115	135
Available-for-sale Debt Securities, Gross Unrealized Loss	0	0
Debt securities, available for sale, at fair value	1,713	2,109
Debt Securities
Available-for-sale Debt Securities, Amortized Cost Basis	10,650	11,037
Available-for-sale Debt Securities Gross Unrealized Gain	120	140
Available-for-sale Debt Securities, Gross Unrealized Loss	(103)	(638)
Debt securities, available for sale, at fair value	$ 10,667	$ 10,539